UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacific Edge Investment Management, LLC
Address:  444 High Street, Suite 300
          Palo Alto, CA  94301

Form 13F File Number:    28-10143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:  Pacific Edge Investment Management, LLC
Name:     Karen Payne
Title:    Manager
Phone:    (650) 325-3343

Signature, Place and Date of Signing:

     /s/ Karen Payne
     Karen Payne              Palo Alto, CA            February 13, 2007

Report Type (Check only one.):

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      28

Form 13F Information Table Value Total:      179,500 (in thousands)


List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NAME OF ISSUER        TITLE  CUSIP     VALUE     SHARES     SH/  PUT/  INV.  OTHER  VOTING AUTH
                      OF               X1000                PRN  CALL  DISC  MGR
                      CLASS                                            .
                                                                                    SOLE   SHR    NONE

***GARMIN LTD         CALL   G3726010  5566      100000    SH    CALL  Sole         10000
                      OPTIO  9                                                      0
                      NS
ACTUATE CORPORATION   NASDA  00508B10  10926     1839432   SH          Sole         18394
                      Q OTC  2                                                      32
                      ISSUE
                      S
ANIXTER INTL INC      COMMO  35290105  4621      85109     SH          Sole         85109
                      N
                      STOCK
                      S
ARROW ELECTRONICS     COMMO  42735100  4760      150875    SH          Sole         15087
INC                   N                                                             5
                      STOCK
                      S
AVNET INC             COMMO  53807103  5154      201875    SH          Sole         20187
                      N                                                             5
                      STOCK
                      S
CALLIDUS SOFTWARE     NASDA  13123E50  1110      176112    SH          Sole         17611
INC                   Q OTC  0                                                      2
                      ISSUE
                      S
CEVA INC              NASDA  15721010  3962      612344    SH          Sole         61234
                      Q OTC  5                                                      4
                      ISSUE
                      S
CHEROKEE              COMMO  16445010  3049      756677    SH          Sole         75667
INTERNATIONAL CORP    N      8                                                      7
                      STOCK
                      S
CIBER INC             COMMO  17163B10  3279      483606    SH          Sole         48360
                      N      2                                                      6
                      STOCK
                      S
DELL INC              NASDA  24702R10  5855      233378    SH          Sole         23337
                      Q OTC  1                                                      8
                      ISSUE
                      S
DIGIGRAD CORP         NASDA  25382710  2955      717181    SH          Sole         71718
                      Q OTC  9                                                      1
                      ISSUE
                      S
FOUNDRY NETWORKS INC  NASDA  35063R10  9863      658396    SH          Sole         65839
                      Q OTC  0                                                      6
                      ISSUE
                      S
I2 TECHNOLOGIES INC   NASDA  46575420  12210     535075    SH          Sole         53507
                      Q OTC  8                                                      5
                      ISSUE
                      S
INNOVATIVE SOLUTIONS  NASDA  45769N10  6097      358025    SH          Sole         35802
& SUPPORT             Q OTC  5                                                      5
                      ISSUE
                      S
IXIA                  NASDA  45071R10  6243      650261    SH          Sole         65026
                      Q OTC  9                                                      1
                      ISSUE
                      S
KOPIN CORP            NASDA  50060010  2948      825900    SH          Sole         82590
                      Q OTC  1                                                      0
                      ISSUE
                      S
LOGICVISION INC       NASDA  54140W10  630       516477    SH          Sole         51647
                      Q OTC  7                                                      7
                      ISSUE
                      S
MIPS TECHNOLOGIES     NASDA  60456710  17460     2103595   SH          Sole         21035
INC                   Q OTC  7                                                      95
                      ISSUE
                      S
NETFLIX COM INC       CALL   64110L10  4138      160000    SH    CALL  Sole         16000
                      OPTIO  6                                                      0
                      NS
SEAGATE TECHNOLOGY    COMMO  G7945J10  14277     538750    SH          Sole         53875
HOLDINGS              N      4                                                      0
                      STOCK
                      S
SEMTECH               NASDA  81685010  4652      355938    SH          Sole         35593
                      Q OTC  1                                                      8
                      ISSUE
                      S
SUPPORTSOFT INC       NASDA  86858710  4513      823488    SH          Sole         82348
                      Q OTC  6                                                      8
                      ISSUE
                      S
SYMANTEC CORP         NASDA  87150310  7909      379313    SH          Sole         37931
                      Q OTC  8                                                      3
                      ISSUE
                      S
SYMBOL TECHNOLOGIES   COMMO  87150810  8826      590750    SH          Sole         59075
INC                   N      7                                                      0
                      STOCK
                      S
SYMMETRICOM INC       NASDA  87154310  9830      1101979   SH          Sole         11019
                      Q OTC  4                                                      79
                      ISSUE
                      S
THORATEC              NASDA  88517530  3923      223125    SH          Sole         22312
LABORATORIES CORP     Q OTC  7                                                      5
NEW                   ISSUE
                      S
VIRAGE LOGIC CORP     NASDA  92763R10  8215      884291    SH          Sole         88429
                      Q OTC  4                                                      1
                      ISSUE
                      S
WESTERN DIGITAL CORP  COMMO  95810210  6529      319131    SH          Sole         31913
                      N      5                                                      1
                      STOCK
                      S

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